November 5, 2004

VIA EDGAR

     Re: Accenture SCA’s Annual Report on Form 10-K

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

     On behalf of Accenture SCA, we hereby transmit via EDGAR for filing pursuant to the Securities Exchange Act of 1934, as amended, an Annual Report on Form 10-K for Accenture SCA’s fiscal year ended August 31, 2004.

     Please do not hesitate to contact Laurent C. Lutz at 312.693.7031 or me at 312.693.1829 with any questions that you may have regarding this filing.

Very truly yours,

Accenture SCA, represented by its general partner, Accenture Ltd, itself represented by its duly authorized signatory

/s/ Michael E. Hughes

By: Michael E. Hughes